Note 14 - Warrants (Tables)	12 Months Ended
Nov. 30, 2014
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	Warrants Outstanding and Exercisable

Warrant	Exercise price	Number outstanding	Expiry	Shares issuable upon exercise

Series A Warrants	2.50	3,285,000	February 1, 2016	1,642,500
March 2013 Warrants	2.10	1,724,300	March 22, 2018	431,075
July 2013 Warrants	2.55	870,000	July 31, 2018	217,500
		5,879,300		2,291,075

Schedule Of Warrant Transactions [Table Text Block]

	Series A Warrants	Placement Agent Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2013	3,670,000	96,000	1,724,300	870,000	6,360,300
Issued	-	-	-	-	-
Exercised	(385,000)	(96,000)	-	-	(481,000)
Expired	-	-	-	-	-
Outstanding, November 30, 2014	3,285,000	-	1,724,300	870,000	5,879,300

	Series A Warrants	Series B Warrants	Placement Agent Warrants	March 2013 Warrants	July 2013 Warrants	Total

Outstanding, December 1, 2012	3,720,000	3,470,000	96,000	-	-	7,286,000
Issued	-	-	-	1,815,000	1,500,000	3,315,000
Exercised	(50,000)	-	-	(90,700)	(630,000)	(770,700)
Expired	-	(3,470,000)	-	-	-	(3,470,000)
Outstanding, November 30, 2013	3,670,000	-	96,000	1,724,300	870,000	6,360,300

Schedule Of Fair Market Value Of Warrants [Table Text Block]
	November 30, 2014	November 30, 2013
	$	$

Series B Warrants	-	-
Placement Agent Warrants	-	112,550
Series A Warrants	-	3,790,736
March 2013 Warrants	-	1,040,788
July 2013 Warrants	-	493,948
	-	5,438,022

Schedule of Fair Value Assumptions for Warrants [Table Text Block]
Warrant	Number outstanding	Volatility	Risk-free rate	Expected life
		%	%	years
Placement Agent Warrants	96,000	86.51	0.12	0.2
Series A Warrants	3,670,000	67.93	0.12	2.2
March 2013 Warrants	1,724,300	54.84	0.64	4.3
July 2013 Warrants	870,000	55.51	0.64	4.7